EARNINGS PER SHARE (Tables)	12 Months Ended
Jun. 30, 2018
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Earnings Per Common Share
The following table sets forth the computation of basic and diluted earnings per share for the years ended June 30, 2018, 2017 and 2016, respectively:

	For the years ended June 30,
	2018	2017	2016

Net income attributable to the common shareholders	$10,499,876	$20,349,791	$12,117,397

Basic weighted-average common shares outstanding	19,837,642	19,926,510	20,012,356
Effect of dilutive securities	-	155,579	-
Diluted weighted-average common shares outstanding	19,837,642	20,082,089	20,012,356

Earnings per share – Basic	$0.53	$1.02	$0.61
Earnings per share – Diluted	$0.53	$1.01	$0.61